Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loans [Abstract]
Schedule of Principal Payments on Long-Term Borrowings

As of December 31, 2025, aggregate loan principal payments on long-term borrowings are due according to the following schedule:

Years ending December 31,	RMB	USD
2026	56,800,000	8,122,292
2027	199,400,000	28,513,821
Total	256,200,000	36,636,113